Baird Small/Mid Cap Growth Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Aerospace & Defense - 2.3%
BWX Technologies, Inc.	39,311	$3,878,030

Automobile Components - 0.6%
XPEL, Inc. (a)	34,245	1,006,118

Beverages - 1.2%
Vita Coco Co., Inc. (a)	63,903	1,958,627

Biotechnology - 2.4%
Neurocrine Biosciences, Inc. (a)	36,349	4,020,199

Building Products - 6.1%
AAON, Inc.	21,015	1,641,902
Lennox International, Inc.	7,613	4,269,599
Simpson Manufacturing Co., Inc.	15,166	2,382,275
Trex Co., Inc. (a)	32,395	1,882,149
		10,175,925

Capital Markets - 3.4%
FactSet Research Systems, Inc.	6,262	2,846,956
Houlihan Lokey, Inc.	17,330	2,798,795
		5,645,751

Construction & Engineering - 2.1%
Everus Construction Group, Inc. (a)	25,952	962,560
WillScot Holdings Corp.	90,394	2,512,953
		3,475,513

Consumer Staples Distribution & Retail - 5.1%
BJ's Wholesale Club Holdings, Inc. (a)	33,753	3,851,217
Casey's General Stores, Inc.	10,724	4,654,645
		8,505,862

Electronic Equipment, Instruments & Components - 2.0%
Badger Meter, Inc.	17,359	3,302,550

Financial Services - 3.2%
Equitable Holdings, Inc.	47,643	2,481,724
Shift4 Payments, Inc. - Class A (a)	36,312	2,967,053
		5,448,777

Health Care Equipment & Supplies - 12.9%
Glaukos Corp. (a)	17,520	1,724,319
Inspire Medical Systems, Inc. (a)	20,296	3,232,747
Insulet Corp. (a)	20,044	5,263,755
Masimo Corp. (a)	25,100	4,181,660
Penumbra, Inc. (a)	17,486	4,675,931
PROCEPT BioRobotics Corp. (a)	45,501	2,650,888
		21,729,300

Hotels, Restaurants & Leisure - 9.4%
Churchill Downs, Inc.	34,579	3,840,689
DraftKings, Inc. - Class A (a)	103,576	3,439,759
Dutch Bros, Inc. - Class A (a)	52,595	3,247,215
Planet Fitness, Inc. - Class A (a)	18,101	1,748,738
Texas Roadhouse, Inc.	21,522	3,586,211
		15,862,612

Insurance - 1.8%
Kinsale Capital Group, Inc.	6,292	3,062,379

IT Services - 1.2%
Globant SA (a)	17,687	2,082,114

Life Sciences Tools & Services - 2.9%
Bio-Techne Corp.	40,271	2,361,089
Repligen Corp. (a)	20,145	2,563,250
		4,924,339

Machinery - 3.7%
Federal Signal Corp.	33,821	2,487,534
Kadant, Inc.	11,003	3,707,021
		6,194,555

Oil, Gas & Consumable Fuels - 3.8%
Matador Resources Co.	68,643	3,506,971
Viper Energy, Inc.	63,326	2,859,169
		6,366,140

Personal Care Products - 1.4%
BellRing Brands, Inc. (a)	31,111	2,316,525

Pharmaceuticals - 2.2%
Tarsus Pharmaceuticals, Inc. (a)	71,895	3,693,246

Professional Services - 4.0%
ExlService Holdings, Inc. (a)	74,526	3,518,372
UL Solutions, Inc.	58,005	3,271,482
		6,789,854

Semiconductors & Semiconductor Equipment - 0.5%
Onto Innovation, Inc. (a)	7,461	905,318

Software - 13.9%
Clearwater Analytics Holdings, Inc. - Class A (a)	108,031	2,895,231
CyberArk Software Ltd. (a)	10,018	3,386,084
Descartes Systems Group, Inc. (a)	23,834	2,403,182
Dynatrace, Inc. (a)	70,180	3,308,987
Elastic NV (a)	27,875	2,483,663
Manhattan Associates, Inc. (a)	13,127	2,271,496
Monday.com Ltd. (a)	7,592	1,846,071
SPS Commerce, Inc. (a)	14,978	1,988,030
Vertex, Inc. - Class A (a)	77,037	2,697,065
		23,279,809

Specialized REITs - 1.7%
National Storage Affiliates Trust	73,589	2,899,407

Specialty Retail - 5.5%
Boot Barn Holdings, Inc. (a)	29,188	3,135,667
Burlington Stores, Inc. (a)	15,109	3,600,928
Floor & Decor Holdings, Inc. - Class A (a)	30,379	2,444,598
		9,181,193

Technology Hardware, Storage & Peripherals - 0.9%
Pure Storage, Inc. - Class A (a)	34,513	1,527,890

Trading Companies & Distributors - 2.7%
Watsco, Inc.	8,812	4,479,140
TOTAL COMMON STOCKS (Cost $159,000,851)		162,711,173

SHORT-TERM INVESTMENTS - 2.7%		Value
Money Market Funds - 2.7%	Shares
First American Government Obligations Fund - Class U, 4.29% (b)	4,449,041	4,449,041
TOTAL SHORT-TERM INVESTMENTS (Cost $4,449,041)		4,449,041

TOTAL INVESTMENTS - 99.6% (Cost $163,449,892)		167,160,214
Other Assets in Excess of Liabilities - 0.4%		619,683
TOTAL NET ASSETS - 100.0%		$167,779,897
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Baird Small/Mid Cap Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$162,711,173	$–	$–	$162,711,173
Money Market Funds	4,449,041	–	–	4,449,041
Total Investments	$167,160,214	$–	$–	$167,160,214

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements